Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CertNYS

NYSE

1-8389

May 11, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Public Storage, Inc., Depositary Shares (Each representing 1/1,000 of a Share of 6.75% Cumulative Preferred Stock, Series E, par value $.01 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 11, 2005. Tentative listing date – Not yet determined.

Sincerely,